Accounts Receivable - net	12 Months Ended
Dec. 31, 2015
Loans and Leases Receivable Disclosure [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
5.	Accounts Receivable – net

	December 31,	December 31,
	2015	2014
Trade receivables (note 11)	$40,733	$42,423
Allowance for doubtful accounts	(2,415)	(2,571)
	38,318	39,852
Other receivables	703	867
Total accounts receivable	$39,021	$40,719

Accounts receivables with a carrying value of $5,403 (RMB 35 million) were pledged as collateral for a bank loan from China Merchant Bank as of December 31, 2015 (note 11).

Accounts receivables with a carrying value of $5,641 (RMB 35 million) were pledged as collateral for a bank loan from Industrial and Commercial Bank of China as of December 31, 2014 (note 11).

The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the accounts receivable balance. The Company estimates the allowance based on known troubled accounts, historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current economic conditions, and other factors that may affect customers’ ability to pay. The Company records its allowance for doubtful accounts based upon its assessment of various factors. As of December 31, 2015, the Company provided 100% (December 31, 2014 -100%) allowance for accounts receivable aged more than four years, approximately 71.3% (December 31, 2014 - 100%) allowance for accounts receivable aged between three years and four years, approximately 38.6% (December 31, 2014 - 56.3%) allowance for accounts receivable aged between two years and three years, approximately 13.6% (December 31, 2014 - 18.5%) allowance for accounts receivable aged between one year and two years, and approximately 1.4% (December 31, 2014 - 1.8%) allowance for accounts receivable aged less than one year.

For the year ended December 31, 2015, the Company changed its estimates of the allowance for doubtful accounts due to an improved historical trend of collecting accounts aged three years or more. The change in estimate resulted in an increase to income from continuing operations and net income attributable to shareholders of Sinovac of $375 and $274, respectively. In addition, basic and diluted earnings per share increased by $0.00 and $0.00, respectively.

The Company’s maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,	December 31,
	2015	2014
Aging within one year, net of allowance for doubtful accounts	$34,495	$35,130

Aging greater than one year, net of allowance for doubtful accounts	3,823	4,722
Total trade receivables	$38,318	$39,852